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                                  EUREKA FUNDS
                        SUPPLEMENT DATED NOVEMBER 7, 2001

                         TO THE TRUST SHARES PROSPECTUS
                             DATED OCTOBER 15, 2001

THE FOLLOWING INFORMATION REPLACES THE LAST SENTENCE UNDER THE SECTION ENTITLED "INVESTMENT STRATEGY," APPEARING ON PAGE 4 AND PAGE 7 OF THE PROSPECTUS:

U.S. TREASURY OBLIGATIONS FUND

The Fund intends to maintain an average weighted maturity of not greater than 90 days.

PRIME MONEY MARKET FUND

The Fund intends to maintain an average weighted maturity of not greater than 90 days.

THE FOLLOWING INFORMATION IS ADDED TO THE SECTION ENTITLED "SHAREHOLDER INFORMATION" ON PAGE 25, BEFORE THE SECTION ENTITLED "SELLING SHARES:"

MULTIPLE CLASS STRUCTURE

The Eureka Funds offer three classes of shares: Trust shares, Class A shares, and Class B shares. Trust shares are offered to United California Bank and its affiliates, and certain other financial service providers approved by the Distributor. Trust shares are also offered to employees of United California Bank, employees of Eureka Investment Advisors, Inc., employees of BISYS Fund Services, and Trustees of the Eureka Funds. Trust shares are not subject to a distribution/service (12b-1) fee or a shareholder servicing fee. Class A shares and Class B shares are offered to the general public through a separate prospectus and are subject to a distribution/service (12b-1) fee and a shareholder servicing fee.

                               OPENING AN ACCOUNT

1.       Read this prospectus carefully.

2.       Determine how much you want to invest.

         - If purchasing through a financial institution approved by the Distributor, then contact that financial institution. With respect to such shares, it is the responsibility of the financial institution to transmit purchase or redemption orders to the Distributor. Such shares will normally be held of record by the financial institution. Beneficial ownership of shares will be recorded by the financial institution and reflected in the account statements provided by the financial institution to the customer. The minimum initial investment is $100,000. There is no minimum subsequent investment amount.

         - Employees of United California Bank, employees of Eureka Investment Advisors, Inc., employees of BISYS Fund Services, and Trustees of the Eureka Funds may directly purchase Trust shares. The minimum initial investment is $500, or $50 if part of the Eureka Funds' automatic investment plan. There is no minimum subsequent investment amount.

                          Complete the appropriate parts of the Account Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For additional information or for an Account Registration Form, please contact your local United California Bank office or call Eureka Funds at (888) 890-8121.

A Fund may waive its minimum purchase requirement. The Distributor may reject an order if it is considered to be in the best interest of the Fund.



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SHAREHOLDER INFORMATION

                                  BUYING SHARES

                               OPENING AN ACCOUNT

BY MAIL OR BY OVERNIGHT MAIL

- To buy shares through a financial institution approved by the Distributor, you must contact that financial institution.

- Employees of United California Bank, employees of Eureka Investment Advisors, Inc., employees of BISYS Fund Services, and Trustees of the Eureka Funds may follow the instructions below:

         - Prepare a check, bank draft, or money order for the investment amount (at least $500, or at least $50 if part of the automatic investment plan), payable to the Eureka Funds.

         - Deliver the check, bank draft, or money order and your completed Account Registration Form to:

                  BY MAIL:
                  Eureka Funds
                  P.O. Box 182792
                  Columbus, Ohio 43218-2792

                  BY OVERNIGHT MAIL:
                  Eureka Funds
                  c/o BISYS Fund Services
                  Attn: T.A. Operations
                  3435 Stelzer Road
                  Columbus, Ohio 43219

                              ADDING TO AN ACCOUNT

- To add to your account through a financial institution approved by the Distributor, you must contact that financial institution.

- Employees of United California Bank, employees of Eureka Investment Advisors, Inc., employees of BISYS Fund Services, and Trustees of the Eureka Funds may follow the instructions below:

         - Prepare a check, bank draft, or money order for the investment amount payable (there is no minimum amount) to the Eureka Funds.

         - Deliver the check, bank draft, or money order and investment slip attached to your account statement (or, if unavailable, provide the Fund name, share class, amount invested, account name, and account number) to:

                  BY MAIL:
                  Eureka Funds
                  P.O. Box 182792
                  Columbus, Ohio 43218-2792

                  BY OVERNIGHT MAIL:
                  Eureka Funds
                  c/o BISYS Fund Services
                  Attn: T.A. Operations
                  3435 Stelzer Road
                  Columbus, Ohio 43219

                All purchases by check should be in U.S. dollars.
         Third party checks, credit cards or cash will not be accepted.


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SHAREHOLDER INFORMATION

                                  BUYING SHARES

                               OPENING AN ACCOUNT

BY WIRE TRANSFER

                              ADDING TO AN ACCOUNT

- If you purchased shares through a financial institution approved by the Distributor, contact that financial institution to place an order by wire transfer.

- Employees of United California Bank, employees of Eureka Investment Advisors, Inc., employees of BISYS Fund Services, and Trustees of the Eureka Funds may follow the instructions below:

         - To place an order by wire transfer call the Funds at (888) 890-8121 to obtain wiring instructions regarding the bank account number into which funds should be wired and other pertinent information.

                    Your bank may charge a fee to wire funds.

BY ELECTRONIC FUNDS TRANSFER

- Your bank must participate in the Automated Clearing House and must be a U.S. bank.

- To purchase shares by electronic funds transfer through a financial institution approved by the Distributor, you must contact that financial institution.

- Employees of United California Bank, employees of Eureka Investment Advisors, Inc., employees of BISYS Fund Services, and Trustees of the Eureka Funds may follow the instructions below:

         - Establish the electronic purchase option on your Account Registration Form.

         -        Call (888) 890-8121 to arrange an electronic purchase.

- Employees of United California Bank, employees of Eureka Investment Advisors, Inc., employees of BISYS Fund Services, and Trustees of the Eureka Funds may call (888) 890-8121 to arrange an electronic purchase.

     Your bank may charge a fee to send funds by electronic wire transfer.

         SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.


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                                  EUREKA FUNDS
                        SUPPLEMENT DATED NOVEMBER 7, 2001

                     TO THE CLASS A AND B SHARES PROSPECTUS
                             DATED OCTOBER 15, 2001

THE FOLLOWING INFORMATION REPLACES THE LAST SENTENCE UNDER THE SECTION ENTITLED "INVESTMENT STRATEGY," APPEARING ON PAGE 4 AND PAGE 8 OF THE PROSPECTUS:


U.S. TREASURY OBLIGATIONS FUND

The Fund intends to maintain an average weighted maturity of not greater than 90 days.

PRIME MONEY MARKET FUND

The Fund intends to maintain an average weighted maturity of not greater than 90 days.


       SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.